Earning Per Share	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 6 – EARNINGS PER SHARE

ASC 260 “Earnings per Share,” requires dual presentation of basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

Basic net income per share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income per share is computed by dividing net income by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period. Potentially dilutive common shares consist of common shares issuable upon the confirmation of subscriptions for shares and common stock options (using the treasury stock method).

The following table presents a reconciliation of basic and diluted net income per share for the three months ended March 31, 2014 and 2013:

	Three Months Ended March 31,
	2014	2013
Net income available to common stockholders for basic and diluted net income per share of common stock	$1,375,241	$942,321
Weighted average common stock outstanding – basic	50,000,000	50,000,000
Effect of dilutive securities:
Subscribed common shares issuable	-	-
Stock options issued to directors/officers	18,118,682	-
Weighted average common stock outstanding – diluted	68,118,682	50,000,000
Net income per common share – basic	$0.03	$0.02
Net income per common share – diluted	$0.02	$0.02

The Company's aggregate common stock equivalents at March 31, 2014 and December 31, 2013 included the following:

	March 31, 2014	December 31, 2013
Stock options	$22,805,512	$22,805,512
Total	$22,805,512	$22,805,512